UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tiger Veda Management, LLC

Address:  101 Park Ave
          New York, New York 10178
          Attention: Manish Chopra


13F File Number: 028-12143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Manish Chopra
Title:    Managing Member
Phone:    212-984-2475


Signature, Place and Date of Signing:


/s/ Manish Chopra                New York, New York        October 25, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   28

Form 13F Information Table Value Total:   $377,100
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                    Name

(1) 028-12144                           Tiger Veda Global, L.P.


                                                     FORM 13F INFORMATION TABLE
                                                     Tiger Veda Management, LLC
                                                         September 30, 2007


                               TITLE OF                   VALUE       SHRS OR SH/ PUT/  INVSMT          OTHR     VOTING AUTHORITY
NAME OF ISSUER                 CLASS           CUSIP      (X$1000)    PRN AMT PRN CALL  DSCRTN          MGRS  SOLE     SHARED   NONE

AMERICA MOVIL S A DE CV        SPON ADR L SHS  02364W105  35,366      552,600 SH        SHARED-DEFINED   (1)          552,600
AMERICAN EXPRESS CO            COM             025816109  11,073      186,500 SH        SHARED-DEFINED   (1)          186,500
AMERICAN TOWER CORP            CL A            029912201   6,749      155,000 SH        SHARED-DEFINED   (1)          155,000
ARCELOR MITTAL                 NY REGISTRY SH  03937E101  13,008      166,000 SH        SHARED-DEFINED   (1)          166,000
ARUBA NETWORKS INC             COM             043176106  11,600      580,000 SH        SHARED-DEFINED   (1)          580,000
AUDIBLE INC                    COM NEW         05069A302   5,525      425,000 SH        SHARED-DEFINED   (1)          425,000
CREE INC                       COM             225447101  11,911      383,000 SH        SHARED-DEFINED   (1)          383,000
DOMTAR CORP                    COM             257559104  10,348    1,262,000 SH        SHARED-DEFINED   (1)        1,262,000
EMPRESA DIST Y COMERCIAL NOR   SPON ADR        29244A102  20,830      880,406 SH        SHARED-DEFINED   (1)          880,406
FORCE PROTECTION INC           COM NEW         345203202  18,660      861,500 SH        SHARED-DEFINED   (1)          861,500
GOOGLE INC                     CL A            38259P508  24,109       42,500 SH        SHARED-DEFINED   (1)           42,500
GPO AEROPORTUARIO DEL PAC SA   SPON ADR B      400506101  10,513      192,550 SH        SHARED-DEFINED   (1)          192,550
GRACE W R & CO DEL NEW         COM             38388F108  10,599      394,601 SH        SHARED-DEFINED   (1)          394,601
KAISER ALUMINUM CORP           COM PAR $0.01   483007704  28,073      397,807 SH        SHARED-DEFINED   (1)          397,807
LIMELIGHT NETWORKS INC         COM             53261M104   4,430      500,000 SH        SHARED-DEFINED   (1)          500,000
M & F WORLDWIDE CORP           COM             552541104  10,349      206,199 SH        SHARED-DEFINED   (1)          206,199
MIRANT CORP NEW                COM             60467R100  12,692      312,000 SH        SHARED-DEFINED   (1)          312,000
NALCO HOLDING COMPANY          COM             62985Q101  17,695      596,800 SH        SHARED-DEFINED   (1)          596,800
NUTRI SYS INC NEW              COM             67069D108  10,597      226,000 SH        SHARED-DEFINED   (1)          226,000
POOL CORPORATION               COM             73278L105   8,873      355,198 SH        SHARED-DEFINED   (1)          355,198
QUALCOMM INC                   COM             747525103  18,214      431,000 SH        SHARED-DEFINED   (1)          431,000
SBA COMMUNICATIONS CORP        COM             78388J106  10,408      295,000 SH        SHARED-DEFINED   (1)          295,000
SEACOR HOLDINGS INC            COM             811904101  19,942      209,695 SH        SHARED-DEFINED   (1)          209,695
SPARTAN MTRS INC               COM             846819100  25,986    1,544,000 SH        SHARED-DEFINED   (1)        1,544,000
THORNBURG MTG INC              COM             885218107   2,107      164,000 SH        SHARED-DEFINED   (1)          164,000
TRANSDIGM GROUP INC            COM             893641100   8,772      191,910 SH        SHARED-DEFINED   (1)          191,910
TRUE RELIGION APPAREL INC      COM             89784N104   5,754      326,929 SH        SHARED-DEFINED   (1)          326,929
UTSTARCOM INC                  COM             918076100   2,917      797,000 SH        SHARED-DEFINED   (1)          797,000



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